Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt

	December 31, 2023 $	December 31, 2022 $
U.S. Dollar-denominated Revolving Credit Facility due in 2025	190,000	250,000
U.S. Dollar-denominated Term Loans and Bonds due from 2026 to 2030	662,255	791,466
Norwegian Krone-denominated Bonds due from 2025 to 2026	196,610	290,703
Euro-denominated Term Loans due in 2024	27,409	82,296
Total principal	1,076,274	1,414,465
Unamortized discount and debt issuance costs	(8,252)	(10,020)
Total debt	1,068,022	1,404,445
Less current portion	(107,820)	(477,168)
Long-term debt	960,202	927,277